[LOGO OF EATON VANCE      Mutual Funds                  [PICTURE OF STONE WALL
APPEARS HERE]                                           WITH SIGN APPEARS HERE]
                          for People

                          Who Pay

                          Taxes




        Semiannual Report July 31, 1998




[PICTURE OF TRAFFIC ON            EATON VANCE
EXPRESSWAY APPEARS HERE]
                                  MUNICIPALS
                                                                Florida Insured
                                   TRUST II


                                                                Hawaii



                                                                Kansas



[PICTURE OF SUSPENSION BRIDGE APPEARS HERE]

Eaton Vance Municipals Funds as of July 31, 1998

LETTER TO SHAREHOLDERS


[PHOTO OF THOMAS J. FETTER
APPEARS HERE]

Thomas J. Fetter,
President


The municipal bond market has posted solid returns in 1998 in an economy characterized by slower growth and continued low inflation. First quarter GDP rose at a robust 5.5% annualized rate, but was followed by a more moderate 1.6% pace in the second quarter as U.S. companies felt the effects of Asian economic weakness. Meanwhile, the annualized inflation rate has declined to around 1%. While there has been some pressure on wages and benefit costs, commodity prices have continued to decline dramatically due to a slowing world economy and slackening demand. As a consequence, the Federal Reserve has maintained a stable interest rate policy. Against that backdrop, municipal bonds have turned in positive returns, with the Lehman Brothers Municipal Bond Index* -- an unmanaged index of municipal bonds -- rising 6.0% during the year ended July 31, 1998.

After a generation of deficit spending, the federal budget will register a surplus in fiscal year 1998. Bolstered by rising tax receipts, falling interest costs, and a renewed fiscal discipline on the part of policy makers, the federal budget will register a surplus this year for the first time in a generation. The surplus will likely result in lower Treasury bond issuance in coming years, which should greatly improve the outlook for interest rates.

With refundings producing heavy municipal supply, municipal bonds now offer unusually good value. The past twelve months have been characterized by a continued wave of refundings, as municipal issuers have redeemed high-coupon older bonds and replaced them with lower-coupon bonds. The surge in supply has restrained the performance of municipals relative to Treasury bonds. As a result, municipal yields represented 90.5% of Treasury yields at July 31, according to Bloomberg, L.P. That ratio is very high by historical standards and suggests that municipals may represent uncommonly good value. That is an important consideration, especially given the recently overvalued status of some other asset classes.

Municipal bonds yield 90% of Treasury yields

                           [BAR CHART APPEARS HERE]

           5.17%                                  8.08%

30 Year AAA rated                       Taxable equivalent yield
General Obligation (GO) Bonds*          In 36% tax bracket

           5.71%
30 Year Treasury Bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund's yield. Statistics as of July 31, 1998.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.


Following an extraordinary three-year run of 20%-plus annual returns, the stock market has entered a period of severe volatility. Moreover, the slowdown in Asia and the economic uncertainty in emerging markets like Russia have clouded the outlook for corporate profits while prompting many investors to diversify their portfolios further with bond investments. Given their attractive valuations relative to other fixed-income vehicles, municipals are receiving increased attention. And, of course, municipal bonds remain a good way to lower one's income tax burden. For those reasons, we believe that municipals continue to merit strong consideration from tax-conscious investors.


                             Sincerely,


                             /s/ Thomas J. Fetter

                             Thomas J. Fetter,
                             President
                             September 9, 1998


*It is not possible to invest directly in an Index.

--------------------------------------------------------------------------------
  Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Eaton Vance Florida Insured Municipals Fund as of July 31, 1998

INVESTMENT UPDATE


[PHOTO OF THOMAS J.
FETTER APPEARS HERE]

Thomas J. Fetter,
Portfolio Manager


The Economy
--------------------------------------------------------------------------------

 . The Florida economy continued to outperform the nation and remained a pacesetter for the Southeast region. The state had a 4.3% unemployment rate in July, a slight improvement from a year earlier. Florida enjoyed 3% job growth, boosted by strength in the construction sector and in business services.

 . The Florida tourism and hospitality sectors remained very strong. Cruise lines have reported the strongest advance-booking trends in their history, while hotel and motel tax revenues have risen sharply.

 . Following a long downturn, Florida's aerospace and defense sectors have recently enjoyed a rush of new orders. For example, Lockheed Martin's Orlando-based unit received a large U.S. Army contract for missiles.



The Fund
--------------------------------------------------------------------------------

 . During the six months ended July 31, 1998, the Fund's Class A and Class B shares had total returns of 2.2% and 1.9%, respectively./1/ For Class A, this return resulted from a decline in net asset value (NAV) per share to $11.34 on July 31, 1998 from $11.37 on January 31, 1998, and the reinvestment of $0.278 per share in tax-free income./2/ For Class B, this return resulted from a decline in NAV to $11.20 from $11.23, and the reinvestment of $0.238 per share in tax-free income./2/

 . Based on the Fund's most recent dividends and NAVs on July 31, 1998 of $11.34 per share for Class A and $11.20 for Class B, the Fund's distribution rates were 4.94% and 4.29%, respectively./3/

 . The SEC30-day yields for Class A and B shares at July 31 were 4.49% and 3.93%, respectively./4/


Management Update
--------------------------------------------------------------------------------

 . The Portfolio featured relatively few major changes during the period, focusing instead on structural adjustments. Water and sewer bonds, special tax, housing, and transportation issues constituted the Portfolio's largest sector weightings at July 31.

 . Management continued its efforts to maintain ample call protection. As interest rates have declined, more bonds have reached early redemption dates. By improving call protection, management has increased the Portfolio's capital appreciation potential.

 . Once again, 100% of the Portfolio's holdings were insured bonds, an important consideration for quality-conscious Florida investors.*


Your Investment at Work
--------------------------------------------------------------------------------

  Escambia County                                           [GRAPHIC OF MEDICAL
  Florida Housing Finance Authority                         SYMBOL APPEARS HERE]

 . This bond issue helped to provide mortgage loans for homebuyers in Escambia, Indian River, and Sarasota counties.

 . The bonds provided a boost to the housing market in selected areas, giving financing assistance to low- or moderate-income borrowers.

 . In addition to their 7.0% coupon, the bonds were backed, in part, by Ginnie
  Mae, and are rated Aaa/AAA by Moody's and Standard & Poor's.


--------------------------------------------------------------------------------
Fund Information
as of July 31, 1998

Performance/5/                                          Class A    Class B
--------------------------------------------------------------------------------


Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

One Year                                                  6.3%       5.5%
Life of Fund+                                             8.3        7.4

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                                  1.3%       0.5%
Life of Fund+                                             7.1        7.0

+Inception dates: Class A: (3/3/94); Class B: (3/2/94)


5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

                           [BAR CHART APPEARS HERE]

Insured - Water & Sewer*                                                 24.1%
Insured - Special Tax Revenue*                                           16.4%
Housing                                                                  16.0%
Insured - Housing*                                                       14.8%
Insured - Transportation*                                                12.4%


Portfolio Overview/6/
--------------------------------------------------------------------------------

Number of Issues                                                            37
Average Rating                                                             AAA
Average Maturity                                                     24.6 Yrs.
Average Effective Maturity                                           11.3 Yrs.
Average Call                                                          7.6 Yrs.
Average Dollar Price                                                   $102.52

--------------------------------------------------------------------------------
/1/ These returns do not include the 4.75% maximum sales charge for the Fund's
    Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. /2/ A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. /4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net offering price at the end of the period and annualizing the result. /5/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years;
    4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. /6/ Sector weightings and Portfolio Overview are as of 7/31/98 only and may not be representative of the Portfolio's current or future investments. *Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Hawaii Municipals Fund as of July 31, 1998

INVESTMENT UPDATE


[PHOTO OF ROBERT B.
MACINTOSH APPEARS HERE]

Robert B. MacIntosh,
Portfolio Manager


The Economy
--------------------------------------------------------------------------------

 . Hawaii's island economy has remained in a slump, hit by the recession in Asia, a sharply falling Japanese yen, and a decline in construction activity. As a result, Hawaii has suffered unemployment above that of the nation, as characterized by July's 5.8% jobless rate.

 . While the critical Japanese segment has fallen off sharply, the tourism industry has enjoyed some successes. Following runway extensions in Maui and West Hawaii, airlines have initiated direct service to those islands, a strong incentive for travelers. Traffic from western states, meanwhile, rose a robust 9.2%.

 . The outlook for construction and investment in Hawaii is uncertain. The state has begun a construction initiative that should boost activity somewhat, but a more sustained recovery in construction will await more optimistic signals from the state's overall economy.


The Fund
--------------------------------------------------------------------------------

 . During the six months ended July 31, 1998, the Fund's Class A and Class B shares had total returns of 1.5% and 1.1%, respectively./1/ For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.83 on July 31, 1998 from $9.93 on January 31, 1998, and the reinvestment of $0.242 per share in tax-free income./2/ For Class B, this return resulted from a decline in NAV to $10.01 from $10.13, and the reinvestment of $0.228 per share in tax-free income./2/

 . Based on the Fund's most recent dividends and NAVs on July 31, 1998 of $9.83 per share for Class A and $10.01 for Class B, the Fund's distribution rates were 4.96% and 4.60%, respectively./3/

 . The SEC 30-day yields for Class A and B shares at July 31 were 4.41% and
  4.02%, respectively./4/

Management Update
--------------------------------------------------------------------------------

 . Amid a continuing favorable inflation outlook, the Portfolio was characterized by relatively few changes. Management made some structural adjustments to extend call protection and improve the Portfolio's upside potential.

 . Supply of Hawaii bonds remained very tight, with city and county general obligations the main source of new issuance. Insured general obligations were the Portfolio's largest sector weighting at July 31.*

 . Management reduced its commitment to premium housing bonds in order to diversify the Portfolio further. New purchases included bonds of the Hawaii Department of Transportation and Queen's Health System.


Your Investment at Work
--------------------------------------------------------------------------------

  Hawaii Department of Budget and Finance                   [GRAPHIC OF MEDICAL
  Kapiolani Health System                                   SYMBOL APPEARS HERE]

 . The Kapiolani Health Care System runs acute care and specialized hospital facilities, including Kapiolani Center for Women and Children, a facility specializing in pediatric and obstetric care.

 . These bonds were issued in 1993 to refund earlier Kapiolani debt and to finance the cost of building additional health care facilities and equipment.

 . The bonds are rated A by Moody's and Standard & Poor's and carry an attractive
  6.0% coupon.

--------------------------------------------------------------------------------
Fund Information
as of July 31, 1998


Performance/5/                                          Class A       Class B
--------------------------------------------------------------------------------


Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

One Year                                                 5.1%           4.6%
Life of Fund+                                            4.8            5.1

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                                 0.1%          -0.4%
Life of Fund+                                            3.6            4.7

+Inception dates: Class A: (3/14/94); Class B: (3/2/94)


5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

                           [BAR CHART APPEARS HERE]


Insured - General Obligations*                                           16.7%
Hospitals                                                                15.7%
Transportation                                                           11.2%
Insured - Transportation*                                                 9.9%
Insured - Electric Utilities*                                             8.9%


Portfolio Overview/6/
--------------------------------------------------------------------------------

Number of Issues                                                            42
Average Rating                                                              AA
Average Maturity                                                     20.7 Yrs.
Average Effective Maturity                                           10.4 Yrs.
Average Call                                                          7.6 Yrs.
Average Dollar Price                                                   $100.99

--------------------------------------------------------------------------------
/1/ These returns do not include the 4.75% maximum sales charge for the Fund's
    Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. /2/ A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. /4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. /5/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years;
    4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. /6/ Sector weightings and Portfolio Overview are as of 7/31/98 only and may not be representative of the Portfolio's current or future investments. *Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Kansas Municipals Fund as of July 31, 1998

INVESTMENT UPDATE


[PHOTO OF TIMOTHY T.
BROWSE APPEARS HERE]

Timothy T. Browse,
Portfolio Manager


The Economy
--------------------------------------------------------------------------------

 . The Kansas economy turned in a robust showing during the past year, enjoying job growth that surpassed trends of the previous five years. The state's unemployment rate fell to 3.7% in July, well below the national rate, and reflected strong growth in the construction, durable goods manufacturing, and service sectors.

 . Reflecting an increasing diversification in the Kansas economy, employment in the durable goods manufacturing sector continued to expand. Machinery and transportation equipment, especially aircraft, were responsible for the employment surge.

 . Kansas net farm income jumped sharply in the past year, rising to $2 billion in 1997. The robust performance of the farm sector was the result of record harvests of wheat, corn, and soybeans combined with relatively strong pricing.


The Fund
--------------------------------------------------------------------------------

 . During the six months ended July 31, 1998, the Fund's Class A and Class B shares had total returns of 1.8% and 1.5%, respectively./1/ For Class A, this return resulted from a decline in net asset value (NAV) per share to $10.39 on July 31, 1998 from $10.46 on January 31, 1998, and the reinvestment of $0.257 per share in tax-free income.2 For Class B, this return resulted from a decline in NAV to $10.30 from $10.38, and the reinvestment of $0.230 per share in tax-free income./2/

 . Based on the Fund's most recent dividends and NAVs on July 31, 1998 of $10.39 per share for Class A and $10.30 for Class B, the Fund's distribution rates were 4.99% and 4.50%, respectively./3/

 . The SEC30-day yields for Class A and B shares at July 31 were 4.33% and 3.77%, respectively./4/


Management Update
--------------------------------------------------------------------------------

 . The Kansas municipal market continued to be characterized by low issuance.
  Housing bonds constituted the state's largest source of new bonds and were the Portfolio's largest sector weighting at July 31.

 . Call protection remained an important structural consideration. As interest rates have declined, more bonds have reached early redemption dates. By improving the Portfolio's call protection, management increased its capital appreciation potential.

 . In a narrow trading range, management maintained a very stable Portfolio. This approach helped to minimize Portfolio turnover, thus avoiding realized capital gains.


Your Investment at Work
--------------------------------------------------------------------------------

  City of Atchison                                         [GRAPHIC OF MEDICAL
  Atchison Hospital Association                            SYMBOL APPEARS HERE]

 . Atchison Hospital Association, a non-profit corporation, operates an acute care hospital on a 5.5-acre site in Atchison. Established in 1912, the facility has 74 licensed beds and offers long-term, skilled nursing care.

 . The proceeds of this bond were used by the Atchison Association to finance the renovation and the purchase of equipment for certain hospital facilities.

 . The bonds, which have a 5.7% coupon and good call protection, were an excellent opportunity in the non-rated segment of the thinly-traded Kansas market.

--------------------------------------------------------------------------------
Fund Information
as of July 31, 1998

Performance/5/                                          Class A        Class B
--------------------------------------------------------------------------------


Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

One Year                                                  5.1%           4.4%
Life of Fund+                                             6.0            5.8

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                                  0.1%          -0.6%
Life of Fund+                                             4.9            5.4

+Inception dates: Class A: (3/3/94); Class B: (3/2/94)


5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

                           [BAR CHART APPEARS HERE]

Housing                                                                   27.0%
Insured - Hospitals*                                                      13.0%
General Obligations                                                       12.8%
Insured - GO*                                                              9.8%
Hospitals                                                                  7.7%


Portfolio Overview/6/
--------------------------------------------------------------------------------

Number of Issues                                                             44
Average Rating                                                               AA
Average Maturity                                                      21.4 Yrs.
Average Effective Maturity                                            12.3 Yrs.
Average Call                                                           8.9 Yrs.
Average Dollar Price                                                    $101.20

--------------------------------------------------------------------------------
/1/ These returns do not include the 4.75% maximum sales charge for the Fund's
    Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. /2/ A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. /4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. /5/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years;
    4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. /6/ Sector weightings and Portfolio Overview are as of 7/31/98 only and may not be representative of the Portfolio's current or future investments. *Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Municipals Funds as of July 31, 1998

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of July 31, 1998

                                                                        Florida Insured
                                                                             Fund               Hawaii Fund            Kansas Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------------------
Investment in Portfolio --
   Identified cost                                                       $ 23,486,019           $ 18,090,369          $ 11,378,445
   Unrealized appreciation                                                  1,550,804              1,173,885               495,268
----------------------------------------------------------------------------------------------------------------------------------
Total investment in Portfolio, at value                                  $ 25,036,823           $ 19,264,254          $ 11,873,713
----------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                          $    166,456           $      1,290          $      4,848
Deferred organization expenses                                                  3,560                  5,313                 4,250
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             $ 25,206,839           $ 19,270,857          $ 11,882,811
----------------------------------------------------------------------------------------------------------------------------------


Liabilities
----------------------------------------------------------------------------------------------------------------------------------
Dividends payable                                                        $     54,288           $     39,371          $     26,364
Payable for Fund shares redeemed                                                5,001                 94,424                    38
Other accrued expenses                                                          6,157                 13,286                 4,383
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        $     65,446           $    147,081          $     30,785
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                               $ 25,141,393           $ 19,123,776          $ 11,852,026
----------------------------------------------------------------------------------------------------------------------------------


Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                          $ 23,575,539           $ 18,360,783          $ 11,274,689
Accumulated net realized gain (loss) from Portfolio
   (computed on the basis of identified cost)                                 (21,389)              (354,223)               87,750
Accumulated undistributed (distributions in excess of)
   net investment income                                                       36,439                (56,669)               (5,681)
Net unrealized appreciation from Portfolio (computed on
   the basis of identified cost)                                            1,550,804              1,173,885               495,268
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                    $ 25,141,393           $ 19,123,776          $ 11,852,026
----------------------------------------------------------------------------------------------------------------------------------


Class A Shares
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                               $  3,312,970           $    365,358          $  1,237,538
Shares Outstanding                                                            292,148                 37,168               119,119
Net Asset Value and Redemption Price Per Share
   (Net assets/shares of beneficial interest outstanding)                $      11.34           $       9.83          $      10.39
Maximum Offering Price Per Share
   (100/95.25 of net assets value per share)                             $      11.91           $      10.32          $      10.91
----------------------------------------------------------------------------------------------------------------------------------


Class B Shares
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                               $ 21,825,423           $ 18,758,418          $ 10,614,488
Shares Outstanding                                                          1,949,216              1,874,242             1,031,012
Net Asset Value, Offering Price and Redemption Price Per Share
   (Net assets/shares of beneficial interest outstanding)                $      11.20           $      10.01          $      10.30
----------------------------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended July 31, 1998



                                                               Florida Insured
                                                                    Fund                Hawaii Fund            Kansas Fund
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
Interest allocated from Portfolios                                $ 667,941              $ 531,563              $ 316,131
-----------------------------------------------------------------------------------------------------------------------------
Net investment income from Portfolios                             $ 667,941              $ 531,563              $ 316,131
-----------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------
Trustees fees and expenses                                        $     123              $     123              $     121
Distribution and service fees
   Class A                                                            1,533                    283                    772
   Class B                                                           95,279                 86,045                 45,372
Legal and accounting services                                         1,989                  1,833                  4,377
Transfer and dividend disbursing agent fees                           9,882                  9,084                  5,655
Amortization of organization expenses                                 2,993                  4,322                  3,555
Printing and postage                                                  2,460                  3,562                  1,674
Custodian fee                                                           811                  1,123                  1,123
Registration fees                                                        43                    855                   --
Miscellaneous                                                         2,241                  2,507                  1,484
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                    $ 117,354              $ 109,737              $  64,133
-----------------------------------------------------------------------------------------------------------------------------

Net investment income                                             $ 550,587              $ 421,826              $ 251,998
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolios
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                $   4,746              $ 230,277              $  57,836
   Financial futures contracts                                       29,757                (44,045)               (20,003)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                 $  34,503              $ 186,232              $  37,833
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments                                                    $(137,444)             $(407,826)             $(125,349)
   Financial futures contracts                                       12,843                 12,205                  4,233
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              $(124,601)             $(395,621)             $(121,116)
-----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized loss                                  $ (90,098)             $(209,389)             $ (83,283)
-----------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                        $ 460,489              $ 212,437              $ 168,715
-----------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Funds  as of July 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended July 31, 1998



                                                                      Florida Insured
Increase (Decrease) in Net Assets                                          Fund                 Hawaii Fund             Kansas Fund
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                               $    550,587            $    421,826            $    251,998
   Net realized gain                                                         34,503                 186,232                  37,833
   Net change in unrealized appreciation (depreciation)                    (124,601)               (395,621)               (121,116)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             $    460,489            $    212,437            $    168,715
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                          $    (75,820)           $     (7,611)           $    (29,727)
      Class B                                                              (457,032)               (414,073)               (221,311)
   In excess of net investment income
      Class B                                                                    --                 (17,138)                 (6,168)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                    $   (532,852)           $   (438,822)           $   (257,206)
------------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                          $    839,192            $     61,224            $    179,636
      Class B                                                             1,254,868               1,025,193                 644,057
   Net asset value of shares issued
      to shareholders in payment of
      distributions declared
      Class A                                                                18,057                   6,421                  21,559
      Class B                                                               184,536                 183,938                 125,463
   Cost of shares redeemed
      Class A                                                              (291,246)                    (10)               (178,910)
      Class B                                                            (1,513,510)             (1,628,056)               (124,095)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions     $    491,897            $   (351,290)           $    667,710
------------------------------------------------------------------------------------------------------------------------------------
Contribution from EV Traditional Municipals Funds                         2,748,790                 300,865               1,223,080
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                                  $  3,168,324             $(276,810)            $  1,802,299
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                 $ 21,973,069            $ 19,400,586            $ 10,049,727
------------------------------------------------------------------------------------------------------------------------------------
At end of period                                                       $ 25,141,393            $ 19,123,776            $ 11,852,026
------------------------------------------------------------------------------------------------------------------------------------


Accumulated undistributed
(distributions in excess of) net investment
income included in net assets
------------------------------------------------------------------------------------------------------------------------------------
At end of period                                                       $     36,439            $    (56,669)           $     (5,681)
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended January 31, 1998


                                                                      Florida Insured
Increase (Decrease) in Net Assets                                          Fund                 Hawaii Fund            Kansas Fund
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                               $    945,505            $    789,252            $    457,124
   Net realized gain                                                        281,348                 261,432                  78,752
   Net change in unrealized appreciation (depreciation)                     716,394                 503,020                 338,048
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             $  1,943,247            $  1,553,704            $    873,924
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income                                          $   (927,338)           $   (789,252)           $   (461,231)
   In excess of net investment income                                            --                 (32,067)                   (473)
   From net realized gain on investments                                         --                      --                (105,309)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                    $   (927,338)           $   (821,319)           $   (567,013)
------------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares                                        $  4,059,139            $  4,672,367            $  1,127,364
   Net asset value of shares issued
      to shareholders in payment of
      distributions declared                                                380,352                 338,412                 318,497
   Cost of shares redeemed                                               (5,198,944)             (1,894,316)             (2,195,014)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions     $   (759,453)           $  3,116,463            $   (749,153)
------------------------------------------------------------------------------------------------------------------------------------


Net increase (decrease) in net assets                                  $    256,456            $  3,848,848            $   (442,242)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                                   $ 21,716,613            $ 15,551,738            $ 10,491,969
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                                         $ 21,973,069            $ 19,400,586            $ 10,049,727
------------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net investment
income included in net assets
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                                         $     23,427            $    (38,550)           $       (473)
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                             Florida Insured Fund
                                             ---------------------------------------------------------------------------------
                                                Six Months Ended                        Year Ended January 31,
                                                July 31, 1998           ------------------------------------------------------
                                                (Unaudited)                 1998          1997          1996         1995*
                                             -----------------------    ------------------------------------------------------
                                               Class A      Class B       Class B       Class B       Class B       Class B
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period         $11.370      $11.230       $10.710       $11.090       $10.260       $10.000
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                          $ 0.295      $ 0.245       $ 0.488       $ 0.499       $ 0.512       $ 0.456
Net realized and unrealized gain (loss)         (0.047)      (0.037)        0.511        (0.385)        0.832         0.304
------------------------------------------------------------------------------------------------------------------------------
Total income from operations                   $ 0.248      $ 0.208       $ 0.999       $ 0.114       $ 1.344       $ 0.760
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income                     $(0.278)     $(0.238)      $(0.479)      $(0.494)      $(0.512)      $(0.456)
In excess of net investment income                  --           --            --            --        (0.002)       (0.044)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                            $(0.278)     $(0.238)      $(0.479)      $(0.494)      $(0.514)      $(0.500)
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period               $11.340      $11.200       $11.230       $10.710       $11.090       $10.260
------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                 2.21%        1.87%         9.57%         1.14%        13.39%         7.10%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data +
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)       $3,313      $21,825       $21,973       $21,717       $18,391       $11,596
Ratios (As a percentage of daily net assets)
   Net expenses/(2)(3)/                           0.34%+       1.14%+        1.23%         1.21%         1.10%         0.75%+
   Net expenses after custodian
      fee reduction/(2)/                          0.26%+       1.06%+        1.16%         1.12%         1.00%           --
   Net investment income                          5.19%+       4.42%+        4.50%         4.67%         4.76%         4.79%+
------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average
   daily net assets)
   Expenses/(2)(3)/                               0.56%+       1.36%+        1.65%         1.51%         1.49%         1.62%+
   Expenses after custodian fee
      reduction/(2)/                              0.48%+       1.28%+        1.58%         1.42%         1.39%           --
   Net investment income                          4.97%+       4.20%+        4.08%         4.37%         4.37%         3.92%+
Net investment income per share                 $0.282      $ 0.233       $ 0.443       $ 0.467       $ 0.470       $ 0.374
------------------------------------------------------------------------------------------------------------------------------

+    Annualized.
* For the period from the start of business, March 2, 1994, to January 31, 1995.
/(1)/Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(2)/Includes the Fund's share of its Portfolio's allocated expenses.
/(3)/The expense ratios for the year ended January 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for the period ended January 31, 1995 have not been adjusted to reflect this change.

                       See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                        Hawaii Fund
                                                         ---------------------------------------------------------------------------
                                                           Six Months Ended                      Year Ended January 31,
                                                            July 31, 1998         --------------------------------------------------
                                                             (Unaudited)             1998        1997         1996         1995*
                                                         -------------------      --------------------------------------------------
                                                          Class A    Class B       Class B     Class B      Class B      Class B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                   $  9.930   $ 10.130      $  9.730     $  9.980     $  9.150     $ 10.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                    $  0.253   $  0.219      $  0.441     $  0.466     $  0.484     $  0.434
Net realized and unrealized gain (loss)                    (0.111)    (0.111)        0.418       (0.241)       0.835       (0.805)
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                      $  0.142   $  0.108      $  0.859     $  0.225     $  1.319     $ (0.371)
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $ (0.242)  $ (0.219)     $ (0.441)    $ (0.466)    $ (0.484)    $ (0.434)
In excess of net investment income                             --     (0.009)       (0.018)      (0.009)      (0.005)      (0.045)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                      $ (0.242)  $ (0.228)     $ (0.459)    $ (0.475)    $ (0.489)    $ (0.479)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                         $  9.830   $ 10.010      $ 10.130     $  9.730     $  9.980     $  9.150
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                            1.45%      1.08%         9.08%        2.40%       14.74%       (4.01)%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data +
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                $    365   $ 18,758      $ 19,401     $ 15,552     $ 15,126     $ 12,601
Ratios (As a percentage of average daily net assets)
   Net expenses/(2)(3)/                                      0.46%+     1.20%+        1.27%        1.20%        1.05%        0.87%+
   Net expenses after custodian fee reduction/(2)/           0.42%+     1.16%+        1.24%        1.15%        0.98%          --
   Net investment income                                     5.02%+     4.40%+        4.47%        4.81%        5.03%        5.03%+
------------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets)
   Expenses/(2)(3)/                                          0.68%+     1.42%+        1.70%        1.61%        1.53%        1.41%+
   Expenses after custodian fee reduction/(2)/               0.64%+     1.38%+        1.67%        1.56%        1.46%          --
   Net investment income                                     4.80%+     4.18%+        4.04%        4.40%        4.51%        4.49%+
Net investment income per share                          $  0.242   $  0.208      $  0.399     $  0.426     $  0.434     $  0.387
------------------------------------------------------------------------------------------------------------------------------------

+    Annualized.
* For the period from the start of business, March 2, 1994, to January 31, 1995.
/(1)/Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(2)/Includes the Fund's share of its Portfolio's allocated expenses.
/(3)/The expense ratios for the year ended January 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior period have not been adjusted to reflect this change.

                       See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                                 Kansas Fund
                                                    --------------------------------------------------------------------------------
                                                     Six Months Ended                        Year Ended January 31,
                                                     July 31, 1998              ----------------------------------------------------
                                                     (Unaudited)                 1998          1997          1996          1995*
                                                    ---------------------       ----------------------------------------------------
                                                     Class A      Class B       Class B       Class B       Class B       Class B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of period                $10.460       $10.380       $10.080       $10.320       $ 9.560       $10.000
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                               $ 0.265       $ 0.224       $ 0.458       $ 0.479       $ 0.481       $ 0.435
Net realized and unrealized gain (loss)              (0.078)       (0.074)        0.414        (0.238)        0.761        (0.393)
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations                        $ 0.187       $ 0.150       $ 0.872       $ 0.241       $ 1.242       $ 0.042
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.257)      $(0.224)      $(0.462)      $(0.473)      $(0.481)      $(0.435)
In excess of net investment income                       --        (0.006)           --**          --        (0.001)       (0.047)
From net realized gain                                   --            --        (0.110)       (0.008)           --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 $(0.257)      $(0.230)      $(0.572)      $(0.481)      $(0.482)      $(0.482)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value--End of period                      $10.390       $10.300       $10.380       $10.080       $10.320       $ 9.560
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                      1.81%         1.46%         8.87%         2.46%        13.26%         0.16%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data +
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)           $1,238        $10,614       $10,050       $10,492       $10,782       $ 7,753
Ratios (As a percentage of average daily
 net assets)
     Net expenses/(2)(3)/                             0.51%+         1.28%+        1.38%         1.25%         1.20%         0.75%+
     Net expenses after custodian fee
      reduction/(2)/                                  0.44%+         1.21%+        1.33%         1.15%         1.08%           --
     Net investment income                            5.13%+         4.36%+        4.48%         4.77%         4.79%         4.81%+
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily
 net assets)
     Expenses/(2)(3)/                                 0.83%+         1.60%+        1.90%         1.68%         1.59%         1.60%+
     Expenses after custodian fee reduction/(2)/      0.76%+         1.53%+        1.85%         1.58%         1.47%           --
     Net investment income                            4.81%+         4.04%+        3.96%         4.34%         4.40%         3.96%+
Net investment income per share                     $0.249         $0.208        $0.405        $0.436        $0.442        $0.397
------------------------------------------------------------------------------------------------------------------------------------

+    Annualized.
* For the period from the start of business, March 2, 1994, to January 31, 1995.
** Distributions in excess of net investment income are less than $0.001 per share.
/(1)/Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(2)/Includes the Fund's share of its Portfolio's allocated expenses.
/(3)/The expense ratios for the year ended January 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior period have not been adjusted to reflect this change.


                       See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1    Significant Accounting Policies
     ---------------------------------------------------------------------------
     Eaton Vance Municipals Trust II (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of four non-diversified Funds, three of which are included in these financial statements. They include Eaton Vance Florida Insured Municipals Fund ("Florida Insured Fund"), Eaton Vance Hawaii Municipals Fund ("Hawaii Fund") and Eaton Vance Kansas Municipals Fund ("Kansas Fund"). The Funds offer two classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (See Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a "Portfolio"), a New York Trust, having the same investment objective as its corresponding Fund. The Florida Insured Fund invests its assets in the Florida Insured Municipals Portfolio, the Hawaii Fund invests its assets in the Hawaii Municipals Portfolio and the Kansas Fund invests its assets in the Kansas Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (99.3%, 99.3% and 98.9% at July 31, 1998 for Eaton Vance Florida Insured Fund, Eaton Vance Hawaii Fund and Eaton Vance Kansas Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

     B Income -- Each Fund's net investment income consists of each Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

     C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 1998, the Florida Insured Fund and the Hawaii Fund, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

     Fund                                     Amount            Expires
     ---------------------------------------------------------------------------
     Florida Insured Fund                     $  65,345         January 31, 2005
                                                  1,820         January 31, 2004

     Hawaii Fund                              $  26,381         January 31, 2005
                                                526,606         January 31, 2004

     Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

     D Deferred Organization Expenses -- Costs incurred by each Fund in connection with its organization, including registration costs, are being amortized on a straight-line basis over five years.

     E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

Eaton Vance Municipals Funds as of July 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


     reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

     F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Funds and Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of operating expenses on the statements of operations.

     G Other -- Investment transactions are accounted for on a trade date basis.

     H Interim Financial Information -- The interim financial statements relating to July 31, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2    Distributions to Shareholders
     ---------------------------------------------------------------------------
     The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

     The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3    Shares of Beneficial Interest
     ---------------------------------------------------------------------------
     The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                     Florida Insured Fund
                                             -----------------------------------
                                               Six Months Ended      Year Ended
                                               July 31, 1998         January 31,
                                                 (Unaudited)            1998
                                             --------------------    -----------
                                             Class A      Class B       Class B
      --------------------------------------------------------------------------
      Sales                                  74,464       112,169       370,922

      Issued to shareholders electing
       to receive payments of
       distributions in Fund shares           1,597        16,475        34,868

      Redemptions                           (25,738)     (135,537)     (477,263)

      Issued to EV Traditional
       Florida Insured Fund
       shareholders                         241,825            --            --
      --------------------------------------------------------------------------
      Net increase (decrease)               292,148        (6,893)      (71,473)
      --------------------------------------------------------------------------


                                                          Hawaii Fund
                                             -----------------------------------
                                               Six Months Ended      Year Ended
                                               July 31, 1998         January 31,
                                                 (Unaudited)            1998
                                             --------------------    -----------
                                             Class A      Class B       Class B
      --------------------------------------------------------------------------
      Sales                                   6,224       102,287       475,254

      Issued to shareholders electing
       to receive payments of
       distributions in Fund shares             653        18,303        34,260

      Redemptions                                (1)     (162,081)     (192,930)

      Issued to EV Traditional
       Hawaii Fund shareholders              30,292            --            --
      --------------------------------------------------------------------------
      Net increase (decrease)                37,168       (41,491)      316,584
      --------------------------------------------------------------------------


                                                          Kansas Fund
                                             -----------------------------------
                                               Six Months Ended      Year Ended
                                               July 31, 1998         January 31,
                                                  (Unaudited)           1998
                                             --------------------    -----------
                                             Class A      Class B       Class B
      --------------------------------------------------------------------------
      Sales                                   17,277        62,500       110,259

      Issued to shareholders electing
       to receive payments of
       distributions in Fund shares           2,075        12,149        30,986

      Redemptions                           (17,188)      (12,027)     (213,928)

      Issued to EV Traditional
       Kansas Fund shareholders             116,955            --            --
      --------------------------------------------------------------------------
      Net increase (decrease)               119,119        62,622       (72,683)
      --------------------------------------------------------------------------

Eaton Vance Municipals Funds as of July 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


4    Transactions with Affiliates
     ---------------------------------------------------------------------------
     Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $2,147 as its portion of the sales charge on sales of Class A shares from Florida Insured Fund for the six months ended July 31, 1998.

     Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations.

5    Distribution and Service Plans
     ---------------------------------------------------------------------------
     Each Fund has adopted a distribution plan (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, and a service plan (Class A Plan, the Plans). The Plans require the Class B shares to pay the principal underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 0.75% of each Fund's Class B average daily net assets, for providing ongoing distribution services and facilities to the respective Fund. A Fund's Class B shares will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and, accordingly, reduces the Class B's net assets. For the six months ended July 31, 1998, the Class B shares of the Florida Insured Fund, Hawaii Fund and Kansas Fund paid $79,399, $70,145 and $37,810, respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. For the six months ended July 31, 1998, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Florida Insured Fund, Hawaii Fund and Kansas Fund were approximately $664,000, $694,000 and $367,000, respectively.

     In addition, the Plans also authorize each class to make payments of service fees to EVD, Authorized Firms and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year. The Trustees have initially implemented the Plans by authorizing each class to make quarterly payments of service fees to EVD and Authorized Firms in amounts not expected to exceed 0.20% per annum of each Fund's average daily net assets attributable to both Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. For the six months ended July 31, 1998, Florida Insured Fund, Hawaii Fund and Kansas Fund paid or accrued service fees to or payable to EVD in the amount of $1,533, $283 and $772, respectively for Class A shares, and $15,880, $15,900 and $7,562, respectively, for Class B shares. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

6    Contingent Deferred Sales Charge
     ---------------------------------------------------------------------------
     A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $23,000, $36,000 and $3,000 of CDSC paid by Class B shareholders of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the six months ended July 31, 1998.

Eaton Vance Municipals Funds as of July 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


7    Investment Transactions
     ---------------------------------------------------------------------------
     Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended July 31, 1998 were as follows:


     Florida Insured Fund
     ---------------------------------------------------------------------------
     Increases                                                      $ 2,072,110
     Decreases                                                       (2,322,672)

     Hawaii Fund
     ---------------------------------------------------------------------------
     Increases                                                      $ 1,124,326
     Decreases                                                       (1,919,192)

     Kansas Fund
     ---------------------------------------------------------------------------
     Increases                                                      $   852,247
     Decreases                                                         (498,190)

8    Transfer of Net Assets
     ---------------------------------------------------------------------------
     On February 1, 1998, Eaton Vance Marathon Florida Insured Fund, Eaton Vance Marathon Hawaii Fund, and Eaton Vance Marathon Kansas Fund acquired the net assets of the EV Traditional Florida Insured Fund, Eaton Vance Traditional Hawaii Fund, and Eaton Vance Traditional Kansas Fund, respectively, pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Funds, at the closing, issued Class A shares as follows:

                            Class A shares     Aggregate value   Net asset value
     Fund                      issued         of shares issued       per share
     ---------------------------------------------------------------------------
     Florida Insured Fund      241,825           $2,748,790           $11.37
     Hawaii Fund                30,292              300,865             9.93
     Kansas Fund               116,955            1,223,080            10.46

     The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The net assets acquired, including unrealized appreciation at the date of the transaction were as follows:

     Fund                   Acquired net assets       Unrealized appreciation
     ---------------------------------------------------------------------------
     Florida Insured Fund            $2,748,790                     $160,660
     Hawaii Fund                        300,865                       27,372
     Kansas Fund                      1,223,080                       49,919

     Directly after the merger, the combined net assets of the Funds and the net asset value of Class A shares and Class B shares were as follows:

                                                    Class A net      Class B net
                                                    asset value      asset value
     Fund                   Combined net assets      per share        per share
     ---------------------------------------------------------------------------
     Florida Insured Fund        $24,721,859           $11.37           $11.23
     Hawaii Fund                  19,701,451             9.93            10.13
     Kansas Fund                  11,272,807            10.46            10.38

9    Name Change
     ---------------------------------------------------------------------------
     Effective February 1, 1998, EV Marathon Florida Insured Fund, EV Marathon Hawaii Fund and EV Marathon Kansas Fund changed their names to Eaton Vance Florida Insured Fund, Eaton Vance Hawaii Fund and Eaton Vance Kansas Fund, respectively.

Florida Insured Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
-------------------      Principal
                         Amount
             Standard    (000's
Moody's      & Poor's    omitted)     Security                           Value
---------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 1.7%
---------------------------------------------------------------------------------------
 Aaa         AAA         $ 1,160      Dade County, Professional Sports
                                      Franchise, (MBIA), 0.00%, 10/1/19  $   396,210
---------------------------------------------------------------------------------------
                                                                         $   396,210
---------------------------------------------------------------------------------------

Housing -- 16.0%
---------------------------------------------------------------------------------------
 Aaa         NR          $   360      Duval County HFA, SFMR, (GNMA),
                                      (AMT), 6.70%, 10/1/26              $    385,495
 Aaa         AAA             750      Escambia County HFA, SFMR,
                                      (GNMA), (AMT), 7.00%, 4/1/28            825,105
 Aaa         NR              715      Manatee County, HFA, SFMR,
                                      (GNMA), (AMT), 6.875%, 11/1/26          798,441
 Aaa         NR            1,000      Pinellas County HFA, SFMR, (AMT),
                                      5.80%, 3/1/29                         1,025,390
 NR          AAA             795      Pinellas County HFA, SFMR,
                                      (GNMA), (AMT), 6.70%, 2/1/28            852,304
---------------------------------------------------------------------------------------
                                                                         $  3,886,735
---------------------------------------------------------------------------------------

Insured-Education -- 2.2%
---------------------------------------------------------------------------------------
 Aaa         AAA         $   500      Florida A&M University, (Student
                                      Apartment Facilties), (MBIA),
                                      5.625%, 7/1/25                     $    521,690
---------------------------------------------------------------------------------------
                                                                         $    521,690
---------------------------------------------------------------------------------------

Insured-Electric Utilities -- 9.5%
---------------------------------------------------------------------------------------
 Aaa         AAA         $   445      Citrus County, PCR, (MBIA),
                                      6.35%, 2/1/22                      $    483,132
 Aaa         AAA             895      Florida State Municipal Power
                                      Agency, (Stanton), (AMBAC),
                                      4.50%, 10/1/27                          802,036
 Aaa         AAA           1,000      Puerto Rico Electric Power
                                      Authority, (MBIA), 5.50%, 7/1/25      1,028,010
---------------------------------------------------------------------------------------
                                                                         $  2,313,178
---------------------------------------------------------------------------------------

Insured-Hospitals -- 0.8%
---------------------------------------------------------------------------------------
 Aaa         AAA         $   200      Dade, Public Facilities Revenue,
                                      (Jackson Memorial Hospital),
                                      (MBIA), 4.875%, 6/1/15             $    195,052
---------------------------------------------------------------------------------------
                                                                         $    195,052
---------------------------------------------------------------------------------------

Insured-Housing -- 14.8%
---------------------------------------------------------------------------------------
 NR          A           $   375      Clearwater HFA, (Hamptons at
                                      Clearwater), (ACA), 5.30%, 5/1/18  $    377,261
 NR          A               500      Clearwater HFA, (Hamptons at
                                      Clearwater), (ACA), 5.35%, 5/1/24       503,000
 Aaa         AAA             500      Florida HFA, (Maitland Club
                                      Apartments), (AMBAC), (AMT),
                                      6.875%, 8/1/26                          549,655
 Aaa         AAA           1,000      Florida HFA, (Mariner Club
                                      Apartments), (AMBAC), (AMT),
                                      6.375%, 9/1/36                        1,078,220
 Aaa         AAA             500      Florida HFA, (MBIA), (AMT),
                                      5.90%, 7/1/29                           522,910
 Aaa         AAA             500      Florida HFA, (Spinnaker Cove
                                      Apartments), (AMBAC), (AMT),
                                      6.50%, 7/1/36                           542,930
---------------------------------------------------------------------------------------
                                                                         $  3,573,976
---------------------------------------------------------------------------------------

Insured-Industrial Development Revenue -- 2.1%
---------------------------------------------------------------------------------------
 Aaa         AAA         $   500      Dade County Resources Recovery
                                      Facilities, (AMBAC), (AMT),
                                      5.50%, 10/1/13                     $    517,885
---------------------------------------------------------------------------------------
                                                                         $    517,885
---------------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 16.4%
---------------------------------------------------------------------------------------
 Aaa         AAA         $   500      Bradenton, Special Revenue
                                      Sub-Lien, (FGIC), 5.00%, 10/1/15   $    499,680
 Aaa         AAA           1,000      Jacksonville, Excise Taxes
                                      Revenue, (FGIC), 5.00%, 10/1/16         993,440
 Aaa         AAA           1,000      Jacksonville, Excise Taxes
                                      Revenue, (FGIC), (AMT), 5.70%,
                                      10/1/09                               1,048,010
 Aaa         AAA             250      Orange, Tourist Development Tax,
                                      (MBIA), 6.00%, 10/1/24                  272,013
 Aaa         AAA             505      St. Petersburg Excise Tax,
                                      (FGIC), 5.00%, 10/1/16                  501,096
 Aaa         AAA             340      Sunrise Public Facilities,
                                      (MBIA), 0.00%, 10/1/15                  144,673
 Aaa         AAA             500      Tampa, Occupational License Tax
                                      Revenue, (FGIC), 5.50%, 10/1/27         519,095
---------------------------------------------------------------------------------------
                                                                         $  3,978,007
---------------------------------------------------------------------------------------


                       See notes to financial statements

Florida Insured Municipals Portfolio  as of July 31, 1998
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
---------------------   Principal
                        Amount
             Standard   (000's
Moody's      & Poor's   omitted)     Security                            Value
--------------------------------------------------------------------------------------

Insured-Transportation -- 12.4%
--------------------------------------------------------------------------------------
 Aaa         AAA        $ 1,000      Dade County Aviation Facilities,
                                     (Miami International Airport),
                                     (FSA), (AMT), 5.125%, 10/1/22       $    982,250
 Aaa         AAA          1,000      Dade County, Seaport Revenue,
                                     (MBIA), 5.125%, 10/1/16                1,002,290
 Aaa         AAA          1,000      Florida Ports Financing
                                     Commission, (State Transportation
                                     Trust Fund), (MBIA), (AMT),            1,012,210
                                     5.375%, 6/1/27
--------------------------------------------------------------------------------------
                                                                         $  2,996,750
--------------------------------------------------------------------------------------

Insured-Water and Sewer -- 24.1%
--------------------------------------------------------------------------------------
 Aaa         AAA        $   500      Dade County, Water And Sewer
                                     System, (FGIC), 5.25%, 10/1/26      $    502,270
 Aaa         AAA            325      Dade County, Water and Sewer
                                     System, (FGIC), 5.375%, 10/1/16          333,769
 Aaa         AAA            735      Enterprise Community Development
                                     District, (MBIA), 6.125%, 5/1/24         799,967
 Aaa         AAA          1,000      Jacksonville, (AMBAC), (AMT),
                                     6.35%, 8/1/25                          1,095,869
 Aaa         AAA          1,000      Lee County IDA, (Bonita Springs),
                                     (MBIA), (AMT), 6.05%, 11/1/20          1,074,230
 Aaa         AAA             70      North Port, Utility Revenue,
                                     (FGIC), 6.25%, 10/1/17                    77,016
 Aaa         AAA            500      North Port, Utility Revenue,
                                     (FGIC), 6.25%, 10/1/22                   550,115
 Aaa         AAA            400      Titisville, (MBIA), 6.00%, 10/1/24       435,220
 Aaa         AAA          1,000      Vero Beach, (FGIC),
                                     5.00%, 12/1/21                           977,700
--------------------------------------------------------------------------------------
                                                                         $  5,846,156
--------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
     (identified cost $22,530,409)                                       $ 24,225,639
--------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1998, 84.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. At July 31, 1998, the Portfolio's insured securities by financial institution are as follows:

                                                                        % of
                                                   Market Value     Market Value
--------------------------------------------------------------------------------
American Capital Access (ACA)                       $   880,261          3.6%
American Municipal Bond Assurance
     Corp. (AMBAC)                                    4,586,595         18.9
Financial Guaranty Insurance Corp. (FGIC)             6,002,191         24.8
Financial Security Assurance (FSA)                      982,250          4.1
Municipal Bond Insurance Assoc. (MBIA)                7,887,607         32.6
--------------------------------------------------------------------------------
Total                                               $20,338,904         84.0%
--------------------------------------------------------------------------------


                       See notes to financial statements

Hawaii Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%



Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                            Value
--------------------------------------------------------------------------------

Electric Utilities -- 3.0%
--------------------------------------------------------------------------------
 Baa1      BBB+     $1,500     Puerto Rico Electric Power
                               Authority, 0.00%, 7/1/17            $   576,450
--------------------------------------------------------------------------------
                                                                   $   576,450
--------------------------------------------------------------------------------

General Obligations -- 5.2%
--------------------------------------------------------------------------------
 A1        A+       $  140     Hawaii State, 5.75%, 1/1/11         $   153,082
 Aa2       AA          750     Honolulu, 4.75%, 9/1/17                 720,398
 Baa1      A           285     Puerto Rico, Public
                               Improvement, 0.00%, 7/1/15              120,777
--------------------------------------------------------------------------------
                                                                   $   994,257
--------------------------------------------------------------------------------

Hospitals -- 15.7%
--------------------------------------------------------------------------------
 A         A        $  635     Hawaii State Department of
                               Budget and Finance, (Kapiolani
                               Health System), 6.00%, 7/1/19       $   670,763
 Aa3       AA          870     Hawaii State Department of
                               Budget and Finance, (Queens
                               Health System), 5.75%, 7/1/26           912,507
 NR        BB          750     Hawaii State Department of
                               Budget and Finance, (Wahiawa
                               General Hospital), 7.50%, 7/1/12        816,120
 NR        BBB+        300     Hawaii State Department of
                               Budget and Finance, (Wilcox
                               Memorial Hospital), 5.35%, 7/1/18       297,087
 NR        BBB+        300     Hawaii State Department of
                               Budget and Finance, (Wilcox
                               Memorial Hospital), 5.50%, 7/1/28       298,674
--------------------------------------------------------------------------------
                                                                   $ 2,995,151
--------------------------------------------------------------------------------

Housing -- 7.5%
--------------------------------------------------------------------------------
 NR        AAA      $  200     Guam Housing Corp., Single
                               Family, 5.75%, 9/1/31               $   212,660
 Aa1       AA        1,000     Hawaii State Housing Finance
                               and Development, Single Family,
                               5.90%, 7/1/27                         1,039,639
 Aa1       AA          175     Hawaii State Housing Finance
                               and Development, Single Family,
                               (AMT), 6.00%, 7/1/26                    181,227
--------------------------------------------------------------------------------
                                                                   $ 1,433,526
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue -- 6.0%
--------------------------------------------------------------------------------
 Ba2       BB-      $  370     Hawaii State Department of
                               Transportation, (Continental
                               Airlines, Inc.), (AMT),
                               5.625%, 11/15/27                    $   369,963
 A1        AA-         550     Puerto Rico Industrial,
                               Tourist, Educational,
                               Medical and Environmental
                               Control Authority, (Upjohn
                               Co.), 7.50%, 12/1/23                    572,545
 Baa3      BBB-        180     Puerto Rico Port Authority,
                               (American Airlines), (AMT),
                               6.30%, 6/1/23                           191,041
--------------------------------------------------------------------------------
                                                                   $ 1,133,549
--------------------------------------------------------------------------------

Insured-Education -- 5.5%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     Hawaii State Housing
                               Development Corp.,
                               (University of Hawaii),
                               (AMBAC), 5.65%, 10/1/16             $   523,370
 Aaa       AAA         500     University of Hawaii Board
                               of Regents, University
                               System, (AMBAC), 5.65%, 10/1/12         525,850
--------------------------------------------------------------------------------
                                                                   $ 1,049,220
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 8.9%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Hawaii State Department of
                               Budget and Finance, (Hawaiian
                               Electric Co.), (MBIA), (AMT),
                               5.65%, 10/1/27                      $ 1,038,729
 Aaa       AAA         500     Hawaii State Department of Budget
                               and Finance, (Hawaiian Electric
                               Co., Inc.), (AMT), (MBIA),              550,825
                               6.60%, 1/1/25
 Aaa       AAA         100     Puerto Rico Electric Power
                               Authority, "STRIPES", (FSA),
                               Variable Rate, 7/1/03/(1)/              113,125
--------------------------------------------------------------------------------
                                                                   $ 1,702,679
--------------------------------------------------------------------------------

Insured-General Obligations -- 16.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $  350     Hawaii County, (FGIC),
                               5.55%, 5/1/10                       $   377,748
 Aaa       AAA         400     Hawaii State, (FGIC),
                               5.00%, 10/1/17                          393,436
 Aaa       AAA         250     Honolulu, (FGIC), 5.00%, 11/1/16        247,473
 Aaa       AAA         305     Kauai County, (MBIA), 5.90%, 2/1/14     325,151
 Aaa       AAA         910     Maui County, (FGIC), 5.00%, 9/1/17      895,131


                       See notes to financial statements

Hawaii Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                            Value
--------------------------------------------------------------------------------

Insured-General Obligations (continued)
--------------------------------------------------------------------------------
 Aaa      AAA       $  250     Maui County, (FGIC),
                               5.25%, 3/1/18                       $   252,475
 Aaa      AAA          420     Maui County, (FGIC),
                               5.30%, 9/1/14                           430,135
 Aaa      AAA          250     Maui County, (FGIC),
                               5.75%, 1/1/13                           262,275
--------------------------------------------------------------------------------
                                                                   $ 3,183,824
--------------------------------------------------------------------------------

Insured-Hospitals -- 3.1%
--------------------------------------------------------------------------------
 Aaa      AAA       $  500     Hawaii State Department of Budget
                               and Finance, (Queens Health
                               System), (MBIA), 5.00%, 7/1/28      $   478,675
 Aaa      AAA          100     Hawaii State Department of Budget
                               and Finance, (St. Francis Medical
                               Center), (CGIC), 6.50%, 7/1/22          108,596
--------------------------------------------------------------------------------
                                                                   $   587,271
--------------------------------------------------------------------------------

Insured-Housing -- 2.7%
--------------------------------------------------------------------------------
 Aaa      AAA       $  485     Honolulu, Mortgage Revenue Bonds,
                               (Smith Beretania), (FHA Insured)
                               (MBIA), 7.80%, 7/1/24               $   518,785
--------------------------------------------------------------------------------
                                                                   $   518,785
--------------------------------------------------------------------------------

Insured-Transportation -- 9.9%
--------------------------------------------------------------------------------
 Aaa      AAA       $  500     Hawaii State Airports System,
                               (AMT), (FGIC), 7.50%, 7/1/20        $   537,125
 Aaa      AAA          100     Hawaii State Airports System,
                               (AMT), (MBIA), 6.90%, 7/1/12            119,049
 Aaa      AAA          245     Hawaii State Airports System,
                               (AMT), (MBIA), 7.00%, 7/1/18            265,578
 Aaa      AAA          650     Hawaii State Harbor Revenue,
                               (AMT), (FGIC), 6.375%, 7/1/24           706,186
 Aaa      AAA          250     Hawaii State Harbor Revenue,
                               (AMT), (MBIA), 7.00%, 7/1/17            266,290
--------------------------------------------------------------------------------
                                                                   $ 1,894,228
--------------------------------------------------------------------------------

Special Tax Revenue -- 1.3%
--------------------------------------------------------------------------------
 NR       BBB-      $  250     Virgin Islands PFA,
                               5.625%, 10/1/25                     $   254,213
--------------------------------------------------------------------------------
                                                                   $   254,213
--------------------------------------------------------------------------------

Transportation -- 11.2%
--------------------------------------------------------------------------------
 NR       BBB       $  200     Guam Airport Authority, (AMT),
                               6.70%, 10/1/23                      $   218,730
 Aa3      AA           715     Hawaii State Highway Revenue,
                               5.00%, 7/1/12                           715,179
 Aa3      AA           250     Hawaii State Highway Revenue,
                               5.50%, 7/1/18                           264,663
 Baa1     A          1,000     Puerto Rico Highway and
                               Transportation Authority,
                               4.75%, 7/1/38                           938,099
--------------------------------------------------------------------------------
                                                                   $ 2,136,671
--------------------------------------------------------------------------------

Water and Sewer -- 3.3%
--------------------------------------------------------------------------------
 Aa3      AA        $  600     Honolulu, Water Supply System,
                               5.80%, 7/1/16                       $   638,130
--------------------------------------------------------------------------------
                                                                   $   638,130
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
    (identified cost $17,916,593)                                  $19,097,954
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1998, 46.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.6% to 21.5% of total investments.

/(1)/ Security has been issued as an inverse floater bond.


                       See notes to financial statements

Kansas Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
--------------------
                      Principal
                      Amount
            Standard  (000's
Moody's     & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Electric Utilities -- 1.4%
--------------------------------------------------------------------------------
NR          BBB       $  150     Guam Power Authority,
                                 6.625%, 10/1/14                   $   166,053
--------------------------------------------------------------------------------
                                                                   $   166,053
--------------------------------------------------------------------------------

Escrowed/Prerefunded -- 3.6%
--------------------------------------------------------------------------------
Aaa         NR        $1,000     Saline County, SFMR, 1983
                                 Series A, 0.00%, 12/1/15          $   419,850
--------------------------------------------------------------------------------
                                                                   $   419,850
--------------------------------------------------------------------------------

General Obligations -- 12.8%
--------------------------------------------------------------------------------
Aa3         NR        $  400     Douglas County, USD #497,
                                 6.00%, 9/1/15                     $   429,416
Aa1         AA           890     Johnson County, USD #229,
                                 5.00%, 10/1/16                        887,311
Baa1        A            500     Puerto Rico, 0.00%, 7/1/18            180,560
--------------------------------------------------------------------------------
                                                                   $ 1,497,287
--------------------------------------------------------------------------------

Hospitals -- 7.7%
--------------------------------------------------------------------------------
NR          NR        $  225     Atchison, (Atchison Hospital
                                 Assn.), 5.70%, 11/15/18           $   226,195
A3          NR           250     Lawrence, (Lawrence
                                 Memorial Hospital), 6.20%, 7/1/19     265,388
NR          BBB-         400     Newton, (Newton Healthcare
                                 Corp.), 5.75%, 11/15/24               402,180
--------------------------------------------------------------------------------
                                                                   $   893,763
--------------------------------------------------------------------------------

Housing -- 27.0%
--------------------------------------------------------------------------------
Aaa         NR        $   65     Kansas City, Mortgage
                                 Revenue, (AMT), (GNMA),
                                 5.30%, 5/1/07                     $    67,009
Aaa         NR            70     Kansas City, Mortgage
                                 Revenue, (AMT), (GNMA),
                                 5.30%, 11/1/07                         72,262
Aaa         NR           155     Kansas City, Mortgage
                                 Revenue, (AMT), (GNMA),
                                 5.90%, 11/1/27                        160,563
NR          AAA          360     Kansas City, Mortgage
                                 Revenue, (AMT), (GNMA),
                                 7.00%, 12/1/11                        380,966
NR          AAA          220     Kansas City, Multifamily,
                                 (FHA), 6.70%, 7/1/23                  228,510
Aa          NR           100     Kansas Development Authority,
                                 Single Family, (FHA),
                                 (Martin Creek), 6.60%, 8/1/34         104,998
Aaa         A-           415     Labette County, SFMR,
                                 0.00%, 12/1/14                        184,650
Aaa         NR           130     Olathe and Labette County, SFMR,
                                 (AMT), (GNMA), 8.10%, 8/1/23          145,919
NR          AAA          195     Olathe, Mortgage Revenue,
                                 (AMT), (GNMA), 7.60%, 3/1/07          205,559
NR          AAA          250     Olathe, Multifamily,
                                 (FNMA), 6.45%, 6/1/19                 265,580
NR          AA           210     Puerto Rico Housing Finance
                                 Corp., 7.50%, 4/1/22                  221,726
Aaa         NR           225     Sedgwick and Shawnee
                                 County, SFMR, (GNMA),
                                 7.75%, 11/1/24/(1)/                   258,563
Aaa         NR           390     Sedgwick County, SFMR,
                                 (GNMA), 8.00%, 5/1/25                 439,764
Aaa         NR            40     Sedgwick County, SFMR,
                                 (GNMA), 8.20%, 5/1/14                  45,018
NR          AAA          350     Wichita, Multifamily,
                                 (Broadmoor Chelsea
                                 Apartments), (AMT), (FNMA),
                                 5.65%, 7/1/16                         360,605
--------------------------------------------------------------------------------
                                                                   $ 3,141,692
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue -- 3.7%
--------------------------------------------------------------------------------
Baa3        BBB-      $  250     Puerto Rico Port Authority,
                                 (American Airlines), (AMT),
                                 6.25%, 6/1/26                     $   270,288
NR          NR           160     Topeka IDA, (Resers Fine Foods,
                                 Inc.), (AMT), 5.40%, 4/1/05           158,061
--------------------------------------------------------------------------------
                                                                   $   428,349
--------------------------------------------------------------------------------

Insured-Education -- 2.1%
--------------------------------------------------------------------------------
Aaa         AAA       $  250     Johnson County Community
                                 College, (Student Commons
                                 And Parking Systems),
                                 (MBIA), 5.05%, 11/15/21           $   247,448
--------------------------------------------------------------------------------
                                                                   $   247,448
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 7.6%
--------------------------------------------------------------------------------
Aaa         AAA       $  345     Burlington PCR, (Kansas Gas
                                 & Electric Co.), (MBIA),
                                 7.00%, 6/1/31(1)                  $   374,818
Aaa         AAA          100     Puerto Rico Electric Power
                                 Authority, "STRIPES",
                                 (FSA), Variable Rate, 7/1/02/(2)/     110,250


                       See notes to financial statements

Kansas Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
--------------------
                      Principal
            Standard  Amount
            &         (000's
Moody's     Poor's    omitted)   Security                          Value
--------------------------------------------------------------------------------

Insured-Electric Utilities (continued)
--------------------------------------------------------------------------------
Aaa         AAA       $  400     Wellington Electric Waterworks
                                 And Authority Revenue, (AMBAC),
                                 5.20%, 5/1/23                     $   400,724
--------------------------------------------------------------------------------
                                                                   $   885,792
--------------------------------------------------------------------------------

Insured-General Obligations -- 9.8%
--------------------------------------------------------------------------------
Aaa         AAA       $  200     County of Johnson Unified School
                                 District, (FGIC), 6.00%, 10/1/16  $   225,214
Aaa         AAA          150     Garnett, Combined Utility
                                 Revenue Bonds, (MBIA),
                                 6.00%, 10/1/17                        160,316
Aaa         AAA          200     Kansas City, Utility Systems,
                                 (FGIC), 6.375%, 9/1/23                222,806
Aaa         AAA          250     Sedgwick County, USD #267,
                                 (AMBAC), 6.15%, 11/1/09               275,728
Aaa         AAA          230     Sedgwick County, USD #267,
                                 (AMBAC), 6.15%, 11/1/10               253,161
--------------------------------------------------------------------------------
                                                                   $ 1,137,225
--------------------------------------------------------------------------------

Insured-Hospitals -- 13.0%
--------------------------------------------------------------------------------
Aaa         NR        $  250     Kansas State DFA, (Medical Center
                                 Inc.), (MBIA), 5.50%, 11/15/22    $   257,398
Aaa         AAA          500     Kansas State DFA, (St. Luke's),
                                 (MBIA), 5.375%, 11/15/26              509,055
Aaa         AAA          500     Kansas State DFA, (Stormont-Vail)
                                 (MBIA), 5.80%, 11/15/11               536,259
Aaa         AAA          200     Olathe, Health Facilities,
                                 (Evangelical Lutheran Good
                                 Samaritan Society), (AMBAC),
                                 6.00%, 5/1/19                         214,388
--------------------------------------------------------------------------------
                                                                   $ 1,517,100
--------------------------------------------------------------------------------

Insured-Housing -- 3.4%
--------------------------------------------------------------------------------
NR          AA        $  100     Puerto Rico Housing Finance
                                 Corp., (AMBAC), 7.50%, 10/1/11    $   103,326
Aaa         AAA          180     Sedgwick County, Mortgage
                                 Loan Revenue, (MBIA),
                                 (AMT), (GNMA), 7.50%, 12/1/09         187,947
Aaa         AAA           95     Sedgwick County, Mortgage
                                 Loan Revenue, (MBIA), (AMT),
                                 (GNMA), 7.50%, 12/1/10                 99,194
--------------------------------------------------------------------------------
                                                                   $   390,467
--------------------------------------------------------------------------------

Insured-Life Care -- 4.2%
--------------------------------------------------------------------------------
Aaa         AAA       $  500     Kansas State DFA, (Sisters
                                 Of Charity Leavenworth),
                                 (MBIA), 5.00%, 12/1/25            $   485,815
--------------------------------------------------------------------------------
                                                                   $   485,815
--------------------------------------------------------------------------------

Transportation -- 3.7%
--------------------------------------------------------------------------------
NR          BBB       $  100     Guam Airport Authority,
                                 6.50%, 10/1/23                    $   108,846
NR          BBB          300     Guam Airport Authority,
                                 (AMT), 6.70%, 10/1/23                 328,095
--------------------------------------------------------------------------------
                                                                   $   436,941
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
   (identified cost $11,145,539)                                   $11,647,782
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1998, 40.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.0% to 24.5% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

/(2)/ Security has been issued as an inverse floater bond.


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of July 31, 1998


                                                                       Florida Insured          Hawaii              Kansas
                                                                          Portfolio            Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                                                      $ 22,530,409        $ 17,916,593       $ 11,145,539
    Unrealized appreciation                                                 1,695,230           1,181,361            502,243
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                                    $ 24,225,639        $ 19,097,954       $ 11,647,782
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                     $    550,112        $    102,777       $    171,334
Receivable for investments sold                                                    --                  --             15,200
Interest receivable                                                           405,094             186,869            165,127
Receivable from the Investment Adviser                                          4,598               6,085              9,145
Deferred organization expenses                                                  1,423               1,448              1,288
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             $ 25,186,866        $ 19,395,133       $ 12,009,876
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable for daily variation margin on open financial futures contracts   $         --        $         --       $         62
Payable to affiliate for Trustees' fees                                            16                   2                  2
Other accrued expenses                                                          6,166               1,554              1,581
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        $      6,182        $      1,556       $      1,645
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio                $ 25,180,684        $ 19,393,577       $ 12,008,231
------------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                  $ 23,485,454        $ 18,212,216       $ 11,508,031
Net unrealized appreciation (computed on the basis of identified cost)      1,695,230           1,181,361            500,200
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                    $ 25,180,684        $ 19,393,577       $ 12,008,231

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Operations

For the Six Months Ended July 31, 1998

                                                                         Florida              Hawaii               Kansas
                                                                         Insured            Portfolio            Portfolio
                                                                        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------------------------
Interest                                                                $ 671,784           $ 535,079           $ 319,800
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                 $ 671,784           $ 535,079           $ 319,800
------------------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment Adviser fee                                                  $  22,784           $  15,085           $   9,045
Trustees fees and expenses                                                    562                 122                 122
Custodian fee                                                               9,429               5,492               5,199
Legal and accounting services                                                  --                  --               3,359
Amortization of organization expenses                                       1,208                 961               1,092
Miscellaneous                                                               2,828               3,051               3,252
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                          $  36,811           $  24,711           $  22,069
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
    Preliminary reduction of Investment Adviser fee                     $  22,784           $  15,085           $   9,045
    Preliminary allocation of expenses to the Investment Adviser            4,598               6,085               9,145
    Reduction of custodian fee                                              9,429               3,541               3,879
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                                $  36,811           $  24,711           $  22,069
------------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                            $      --           $      --           $      --
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                   $ 671,784           $ 535,079           $ 319,800
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                     $   4,774           $ 231,795           $  58,514
    Financial futures contracts                                            29,927             (44,338)            (20,235)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                       $  34,701           $ 187,457           $  38,279
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                 $(138,295)          $(410,525)          $(126,855)
    Financial futures contracts                                            12,983              12,298               4,326
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                    $(125,312)          $(398,227)          $(122,529)
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized loss                                        $ (90,611)          $(210,770)          $ (84,250)
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                              $ 581,173           $ 324,309           $ 235,550
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended July 31, 1998

                                                                               Florida Insured      Hawaii               Kansas
Increase (Decrease) in Net Assets                                                Portfolio         Portfolio            Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                                      $   671,784       $    535,079        $   319,800
    Net realized gain                                                               34,701            187,457             38,279
    Net change in unrealized appreciation (depreciation)                          (125,312)          (398,227)          (122,529)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                     $   581,173       $    324,309        $   235,550
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                                              $ 2,072,110       $  1,124,326        $   852,247
    Withdrawals                                                                 (2,322,672)        (1,919,192)          (498,190)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions                $  (250,562)      $   (794,866)       $   354,057
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                                          $   330,611       $   (470,557)       $   589,607
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                         $24,850,073       $ 19,864,134        $11,418,624
------------------------------------------------------------------------------------------------------------------------------------
At end of period                                                               $25,180,684       $ 19,393,577        $12,008,231
------------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended January 31, 1998

                                                                       Florida Insured        Hawaii              Kansas
Increase (Decrease) in Net Assets                                         Portfolio          Portfolio            Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                              $   1,337,092        $  1,031,743        $    666,134
    Net realized gain                                                        301,794             269,040              86,194
    Net change in unrealized appreciation (depreciation)                     811,156             513,990             382,975
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             $   2,450,042        $  1,814,773        $  1,135,303
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                                      $   5,342,239        $  4,723,447        $  1,495,952
    Withdrawals                                                           (7,146,067)         (2,688,011)         (2,948,351)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions        $  (1,803,828)       $  2,035,436        $ (1,452,399)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                                  $     646,214        $  3,850,209        $   (317,096)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                                   $  24,203,859        $ 16,013,925        $ 11,735,720
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                                         $  24,850,073        $ 19,864,134        $ 11,418,624
------------------------------------------------------------------------------------------------------------------------------------






                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                        Florida Insured Portfolio                                  Hawaii Portfolio
                         ----------------------------------------------------  -----------------------------------------------------
                         Six Months Ended        Year Ended January 31,        Six Months Ended       Year Ended January 31,
                         July 31, 1998      ---------------------------------  July 31, 1998      ----------------------------------
                         (Unaudited)         1998     1997     1996     1995*  (Unaudited)         1998     1997    1996    1995*
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------------------------
Net expenses/(1)/                  0.08%+    0.07%    0.09%    0.07%    0.01%+           0.04%+    0.03%    0.04%    0.06%    0.06%+
Net expenses after
  custodian fee
  reduction                        0.00%+    0.00%    0.02%    0.00%      --             0.00%+    0.00%    0.00%    0.00%      --
Net investment income              5.47%+    5.63%    5.76%    5.82%    5.73%+           5.55%+    5.70%    5.96%    6.01%    6.03%+
Portfolio Turnover                    2%       34%      36%      32%      33%              16%       27%      21%      19%      66%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
  period (000's
  omitted)                      $25,181   $24,850  $24,204  $21,416  $14,400          $19,394   $19,864  $16,014  $15,578  $12,865
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolios may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Expenses/(1)/                      0.30%+    0.48%    0.39%    0.39%    0.41%+           0.26%+    0.46%    0.43%    0.41%    0.38%+
Expenses after custodian fee
    reduction                      0.22%+    0.41%    0.32%    0.32%      --             0.22%+    0.43%    0.39%    0.35%      --
Net investment income              5.25%+    5.22%    5.46%    5.50%    5.33%+           5.33%+    5.27%    5.57%    5.66%    5.70%+
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, March 2, 1994, to January 31, 1995.
/(1)/ The expense ratios for the year ended January 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolios to increase their expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                                 Kansas Portfolio
                                                                           ---------------------------------------------------------
                                                                           Six Months Ended           Year Ended January 31,
                                                                           July 31, 1998    ----------------------------------------
                                                                           (Unaudited)         1998       1997     1996     1995*
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets:+
------------------------------------------------------------------------------------------------------------------------------------
Net expenses/(1)/                                                                    0.07%+     0.05%     0.08%     0.09%     0.01%+
Net expenses after custodian fee reduction                                           0.00%+     0.00%     0.00%     0.00%       --
Net investment income                                                                5.57%+     5.79%     5.91%     5.93%     5.68%+
Portfolio Turnover                                                                     23%        17%       49%       21%       12%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                                        $ 12,008   $ 11,419   $11,736   $11,609   $ 8,306
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Expenses /(1)/                                                                       0.39%+     0.57%     0.48%     0.50%     0.43%+
Expenses after custodian fee reduction                                               0.32%+     0.52%     0.40%     0.41%       --
Net investment income                                                                5.25%+     5.27%     5.51%     5.52%     5.26%+
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, March 2, 1994, to January 31, 1995.
/(1)/ The expense ratios for the year ended January 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior period have not been adjusted to reflect this change.


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


1   Significant Accounting Policies
   ----------------------------------------------------------------------------
    Florida Insured Municipals Portfolio ("Florida Insured Portfolio"), Hawaii Municipals Portfolio ("Hawaii Portfolio") and Kansas Municipals Portfolio ("Kansas Portfolio"), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

    C Income Taxes -- The Portfolios are treated as partner- ships for Federal tax purposes. No provision is made by the Portfolios for Federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

    D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

    G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery

Eaton Vance Municipals Portfolios as of July 31, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    basis are marked-to-market daily and begin accruing interest on settlement date.

    H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of expenses on the Statement of Operations.

    I Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    J Other -- Investment transactions are accounted for on a trade date basis.

    K Interim Financial Statements -- The interim financial statements relating to July, 31, 1998 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

 2  Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended July 31, 1998, each Portfolio incurred advisory fees as follows:

    Portfolio                                 Amount         Effective Rate*
   -----------------------------------------------------------------------------
    Florida Insured                           $22,784            0.19%
    Hawaii                                     15,085            0.16%
    Kansas                                      9,045            0.16%

    * As a percentage of average daily net assets.

    To enhance the net income of the Florida Insured Portfolio, Hawaii Portfolio and Kansas Portfolio, BMR made a reduction of its fee in the amount of $22,784, $15,085 and $9,045, respectively, and $4,598, $6,085 and $9,145, respectively, of expenses related to the operation of the Portfolios were allocated to BMR. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

    Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

    Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 1998, no significant amounts have been deferred.

 3  Investments
    ----------------------------------------------------------------------------
    Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the six months ended July 31, 1998, were as follows:

    Florida Insured Portfolio
    ----------------------------------------------------------------------------
    Purchases                                                  $  397,822
    Sales                                                         506,940


    Hawaii Portfolio
    ----------------------------------------------------------------------------
    Purchases                                                  $3,117,994
    Sales                                                       3,201,605


    Kansas Portfolio
    ----------------------------------------------------------------------------
    Purchases                                                  $2,837,022
    Sales                                                       2,611,636

Eaton Vance Municipals Portfolios as of July 31, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


4   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 1998, as computed on a federal income tax basis, are as follows:

    Florida Insured Portfolio
    ----------------------------------------------------------------------------
    Aggregate Cost                                      $    22,530,409
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                       $     1,709,749

    Gross unrealized depreciation                               (14,519)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                         $     1,695,230
    ----------------------------------------------------------------------------

    Hawaii Portfolio
    ----------------------------------------------------------------------------
    Aggregate Cost                                      $    17,916,593
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                       $     1,189,369

    Gross unrealized depreciation                                (8,008)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                         $     1,181,361
    ----------------------------------------------------------------------------

    Kansas Portfolio
    ----------------------------------------------------------------------------
    Aggregate Cost                                      $    11,145,539
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                       $       515,748

    Gross unrealized depreciation                               (13,505)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                         $       502,243
    ----------------------------------------------------------------------------


5   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each fund or portfolio based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Florida Insured Portfolio, the Hawaii Portfolio and the Kansas Portfolio did not have any significant borrowings or allocated fees during the period ended July 31, 1998.

6   Financial Instruments
    ----------------------------------------------------------------------------
    The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

    The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

    A summary of obligations under these financial instruments at July 31, 1998, is as follows:


                 Futures
                 Contracts
                 Expiration                                      Net Unrealized
    Portfolio    Date            Contracts           Positions   Depreciation
    ---------------------------------------------------------------------------
    Kansas       9/98         2 U.S. Treasury Bond       Short           $2,043
    ---------------------------------------------------------------------------


    At July 31, 1998, the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

Eaton Vance Municipals Funds as of July 31, 1998
INVESTMENT MANAGEMENT


Eaton Vance Municipals Funds
                     Officers                                       Independent Trustees

                     Thomas J. Fetter                               Donald R. Dwight
                     President                                      President, Dwight Partners, Inc.

                     James B. Hawkes                                Samuel L. Hayes, III
                     Vice President and Trustee                     Jacob H. Schiff Professor of Investment
                                                                    Banking, Harvard University Graduate School of
                     Robert B. MacIntosh                            Business Administration
                     Vice President
                                                                    Norton H. Reamer
                     James L. O'Connor                              Chairman and Chief Executive Officer,
                     Treasurer                                      United Asset Management Corporation

                     Alan R. Dynner                                 John L. Thorndike
                     Secretary                                      Formerly Director, Fiduciary Company Incorporated

                                                                    Jack L. Treynor
                                                                    Investment Adviser and Consultant

Municipals Portfolios
                     Officers                                       Independent Trustees

                     Thomas J. Fetter                               Donald R. Dwight
                     President and Portfolio Manager                President, Dwight Partners, Inc.
                     of Florida Insured Municipals
                     Portfolio
                                                                    Samuel L. Hayes, III
                     James B. Hawkes                                Jacob H. Schiff Professor of Investment
                     Vice President and Trustee                     Banking, Harvard University Graduate School of
                                                                    Business Administration
                     Robert B. MacIntosh
                     Vice President and Portfolio                   Norton H. Reamer
                     Manager of Hawaii Municipals                   Chairman and Chief Executive Officer,
                     Portfolio                                      United Asset Management Corporation

                     Timothy T. Browse                              John L. Thorndike
                     Vice President and Portfolio                   Formerly Director, Fiduciary Company Incorporated
                     Manager of Kansas
                     Municipals Portfolio                           Jack L. Treynor
                                                                    Investment Adviser and Consultant
                     James L. O'Connor
                     Treasurer

                     Alan R. Dynner
                     Secretary


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

Portfolio Investment Adviser
Boston Management and Research
24 Federal Street
Boston, MA 02110


Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123







Eaton Vance Municipals Trust II
24 Federal Street
Boston, MA 02110



--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                      3CSRC-9/98